Details of Significant Accounts - Business combinations, additional information (Details) - Wannaby Inc. - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jan. 07, 2025
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Cash paid	$ 6,473		$ 6,473
Contingent consideration-Earnout liabilities (Note)			158
Revenue of acquiree since acquisition date		$ 1,304
Loss of acquiree since acquisition date		$ 1,488
Revenue of combined entity as if combination occurred at beginning of period	69,154
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 5,703
Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration-Earnout liabilities (Note)			$ 500